Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares		Subscription receivable	Accumulated Other Comprehensive Income	Retained Earnings	Non- Controlling Interests	Total
Balance at Jun. 30, 2022		$ 19,823	[1]	$ (19,801)	$ (682)	$ 148,305	$ 6,923	$ 154,568
Balance (in Shares) at Jun. 30, 2022	[1]	15,000,000
Capital contribution from non-controlling interests of BU Production (Note 13)			[1]				6	6
Net income for the year			[1]			283,689	46,843	330,532
Foreign currency translation			[1]		227		37	264
Balance at Jun. 30, 2023		$ 19,823	[1]	(19,801)	(455)	431,994	53,809	485,370
Balance (in Shares) at Jun. 30, 2023	[1]	15,000,000
Disposal of BU Production (Note 10)			[1]				(26,546)	(26,546)
Net income for the year			[1]			834,151	46,066	880,217
Foreign currency translation			[1]		3,131		(131)	3,000
Balance at Jun. 30, 2024		$ 19,823	[1]	(19,801)	2,676	1,266,145	73,198	1,342,041
Balance (in Shares) at Jun. 30, 2024	[1]	15,000,000
Net income for the year			[1]			793,420	5,917	799,337
Foreign currency translation			[1]		(15,318)		304	(15,014)
Dividend declared during the year			[1]			(1,038,230)	(44,587)	(1,082,817)
Balance at Jun. 30, 2025		$ 19,823	[1]	$ (19,801)	$ (12,642)	$ 1,021,335	$ 34,832	$ 1,043,547
Balance (in Shares) at Jun. 30, 2025	[1]	15,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).